UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:  June 30, 1999

If amended report check here:  [  ]

Institutional Investment Manager Filing this Report:
Name:     Blackhill Capital, Inc.
Address:  161 Madison Avenue
          Morristown, New Jersey 07960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it s understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:   Cary M. Schwartz
Title:  President
Phone:  (973) 984-7014

Signature, Place, and Date of Signing:

CARY M. SCHWARTZ, Morristown, New Jersey, July 7, 1999

I am signing this report as required by the Securities Exchange Act of 1934.




FORM 13F

















Name of Issuer
Class
CUSIP
ValueX1000
Shares
Discretion
Sole Voting Auth.







Williams-Sonoma
Common
969904-10-1
$50,128,990
1,439,971
Sole
1,438,971
Bristol-Myers Squibb
Common
110122-10-8
$43,457,120
616,960
Sole
616,960
Pfizer
Common
717081-10-3
$27,999,375
256,875
Sole
256,875
General Electric
Common
369604-10-3
$24,464,500
216,500
Sole
216,500
Time Warner
Common
887315-10-9
$22,876,875
315,000
Sole
315,000
Eli Lilly
Common
532457-10-8
$22,350,724
312,052
Sole
312,052
Lucent Technologies
Common
549463-10-7
$18,079,184
268,088
Sole
268,088
Warner Lambert
Common
934488-10-7
$17,751,991
256,810
Sole
256,810
American Home Prod.
Common
026609-10-7
$16,102,294
280,650
Sole
280,650
Gillette
Common
375766-10-2
$15,117,069
368,709
Sole
368,709
Merck
Common
589331-10-7
$14,371,747
195,202
Sole
195,202
Schering Plough
Common
806605-10-1
$13,132,875
250,150
Sole
250,150
Hartford Financial
Common
45068H-10-6
$12,499,284
214,350
Sole
214,350
Kimberly-Clark
Common
494368-10-3
$12,391,800
217,400
Sole
217,400
Eastman Kodak
Common
277461-10-9
$10,992,437
162,250
Sole
162,250
Johnson & Johnson
Common
478160-10-4
$10,941,700
111,650
Sole
111,650
Abbott Labs
Common
002824-10-0
$8,349,181
184,004
Sole
184,004
PepsiCo
Common
713448-10-8
$7,646,584
197,650
Sole
197,650
Xerox
Common
984121-10-3
$7,087,500
120,000
Sole
120,000
Disney
Common
254687-10-6
$6,526,087
211,800
Sole
211,800
Baxter International
Common
071813-10-9
$6,208,000
102,400
Sole
102,400
Atlantic Richfield
Common
048825-10-1
$5,849,375
70,000
Sole
70,000
Procter & Gamble
Common
742718-10-9
$5,657,379
63,388
Sole
63,388
BP Amoco
Common
055622-10-4
$5,591,981
51,539
Sole
51,539
Loews
Common
540424-10-8
$5,538,750
70,000
Sole
70,000
Mobil
Common
607059-10-2
$4,937,500
50,000
Sole
50,000
Kinder Morgan Energy
Ltd Ptnsp
29356N-10-8
$4,401,890
118,970
Sole
118,970
Unilever NV
Common
904784-50-1
$4,359,096
62,496
Sole
62,496
Sigma-Aldrich
Common
826552-10-1
$3,615,937
105,000
Sole
105,000
Lehman Brothers
Common
524908-10-0
$3,416,875
55,000
Sole
55,000
Smithkline Beecham
Common
832378-30-1
$3,303,125
50,000
Sole
50,000
Caterpillar
Common
149123-10-1
$3,000,300
50,005
Sole
50,005
Automatic Data Proc,
Common
053015-10-3
$2,780,800
63,200
Sole
63,200
Pharmacia & Upjohn
Common
716941-10-9
$2,272,500
40,000
Sole
40,000
Lillian Vernon
Common
532430-10-5
$2,270,996
174,692
Sole
174,692
Unocal
Common
915289-10-2
$2,050,594
51,750
Sole
51,750
Texaco
Common
881694-10-3
$1,958,575
31,400
Sole
31,400
Microsoft
Common
594918-10-4
$1,949,313
21,614
Sole
21,614
Sara Lee
Common
803111-10-3
$1,588,125
70,000
Sole
70,000
Berkshire Hathaway B
Common
084670-20-7
$1,547,840
691
Sole
691
S&P 500 Index Spyders
Index
78462F-10-3
$1,315,200
9,600
Sole
9,600
Witco
Common
977385-10-3
$888,750
45,000
Sole
45,000
Buckeye Partners
Ltd Ptnsp
118230-10-1
$852,500
31,000
Sole
31,000
Archstone Communities
Common
814141-10-7
$789,070
35,969
Sole
35,969
State Street Boston
Common
857473-10-2
$734,225
8,600
Sole
8,600
Northern Border Ptnrs
Ltd Ptnsp
664785-10-2
$678,716
21,850
Sole
21,850
Tiffany
Common
886547-10-8
$482,500
5,000
Sole
5,000
IBM
Common
459200-10-1
$413,858
3,202
Sole
3,202
Lakehead Pipeline
Ltd Ptnsp
511577-10-0
$391,044
8,900
Sole
8,900
Cisco Systems
Common
17275R-10-2
$283,525
4,400
Sole
4,400
Citigroup
Common
172967-10-1
$242,392
5,103
Sole
5,103
United Water Res.
Common
913190-10-4
$226,875
10,000
Sole
10,000
Dell Computer
Common
247025-10-9
$207,200
5,600
Sole
5,600